                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment [ ]; Amendment Number:
                                               ----------

This Amendment (Check only one.):   [ ] is a restatement.
                                    [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Technology Crossover Management V, L.L.C.
Address:   c/o Technology Crossover Ventures
           528 Ramona Street
           Palo Alto, CA 94301

Form 13F File Number: 28-12062

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Carla S. Newell
Title:  Attorney-in-Fact
Phone:  650-614-8200

Signature, Place, and Date of Signing:


/s/ Carla S. Newell           Palo Alto, California           October 15, 2007
[Signature]                   [City, State]                   [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s.)

[ ] 13F COMBINATION REPORT. (Check here it a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              None
Form 13F Information Table Entry Total:            5
Form 13F Information Table Value Total:     $325,110
                                          (thousands)

                                                                                             Voting Authority
                       Title of             Value    Shares/  Sh/ Put/ Invstmt   Other  -------------------------
Name of Issuer          Class     CUSIP   (x$1000)   PrnAmt   Prn Call Dscretn Managers    Sole      Shared  None
--------------         -------- --------- -------- ---------- --- ---- ------- -------- ---------- --------- ----
Capella Education
   Company              Common  139594105   48,471    866,945  SH        Sole              866,945     0       0
EXLService
   Holdings, Inc.       Common  302081104   11,752    552,772  SH        Sole              552,772     0       0
Penson Worldwide, Inc.  Common  709600100   41,574  2,249,663  SH        Sole            2,249,663     0       0
INVESTools, Inc.        Common  43145P103   14,059  1,162,856  SH        Sole            1,162,856     0       0
TechTarget, Inc.        Common  87874R100  209,254 12,381,914  SH        Sole           12,381,914     0       0
                                          --------
                                TOTAL     $325,110